Accounts Payable and Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Schedule of Accounts Payable And Accrued Liabilities

	December 31, 2022	December 31, 2021	January 1, 2021
Accounts payable	$8,376,620	$699,035	$1,285,354
Accrued liabilities	886,324	113,616	181,878
Payroll, withholding and sales tax liabilities	420,072	39,830	29,278
Cash calls received from JV partner	917,064	-	-
	$10,600,080	$852,481	$1,496,510